Shareholder Report	12 Months Ended
May 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust II
Entity Central Index Key	0001352280
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
Columbia Select Small Cap Value Fund - Class A
Shareholder Report [Line Items]
Fund Name	Columbia Select Small Cap Value Fund
Class Name	Class A
Trading Symbol	SSCVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Select Small Cap Value Fund (the Fund) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 122	1.23%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.23%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the industrials, financials and information technology sectors boosted the Fund’s relative results most during the annual period.
Allocations
| Smaller allocations to the energy and health care sectors and a larger allocation to the financials sector buoyed the Fund’s relative results during the annual period.
Individual holdings
| Positions in Stock Yards Bancorp, Inc., the holding company of financial services company Stock Yards Bank & Trust company; Kratos Defense & Security Solutions, Inc., a technology company with manufacturing concentrations in weapons and military electronics; Skyward Specialty Insurance Group, Inc., a specialty insurance company; Axos Financial, Inc., the holding company of Axos Bank, Axos Clearing LLC, and Axos Invest; and insurance company Hanover Insurance Group, Inc., were among the top relative contributors to Fund performance.
Top Performance Detractors
Stock selection

I

Selections in the energy, materials and consumer discretionary sectors hurt the Fund’s relative results during the annual period.
Allocations
| Smaller weightings to the utilities and real estate sectors and a larger allocation to the industrials sector detracted from relative results.
Individual holdings
| Fund positions in PBF Energy, Inc., owner and operator of oil refineries in the U.S.; Six Flags Entertainment Corp., the combined entity of the legacy Cedar Fair and Six Flags companies; Fluence Energy, Inc., a company providing energy storage products and cloud-based software for renewable energy; Chemours Co. LLC, a chemical solutions company, and Patterson-UTI Energy, Inc., a provider or drilling and completion services to oil and gas exploration companies, were among the top relative detractors during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	(0.91)	12.20	5.27
Class A (including sales charges)	(6.60)	10.89	4.65
Russell 2000 ® Value Index	(1.14)	12.03	6.22
Russell 3000 ® Index	13.12	15.34	12.21

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 364,250,775
Holdings Count | Holdings	53
Advisory Fees Paid, Amount	$ 3,558,795
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 364,250,775
Total number of portfolio holdings	53
Management services fees (represents 0.87% of Fund average net assets)	$ 3,558,795
Portfolio turnover for the reporting period	20%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Axos Financial, Inc.	3.8%
Stock Yards Bancorp, Inc.	3.3%
MACOM Technology Solutions Holdings, Inc.	3.0%
Radian Group, Inc.	2.9%
Kontoor Brands, Inc.	2.9%
Popular, Inc.	2.9%
ATI, Inc.	2.8%
Kemper Corp.	2.8%
Hanover Insurance Group, Inc. (The)	2.8%
Portland General Electric Co.	2.7%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Axos Financial, Inc.	3.8%
Stock Yards Bancorp, Inc.	3.3%
MACOM Technology Solutions Holdings, Inc.	3.0%
Radian Group, Inc.	2.9%
Kontoor Brands, Inc.	2.9%
Popular, Inc.	2.9%
ATI, Inc.	2.8%
Kemper Corp.	2.8%
Hanover Insurance Group, Inc. (The)	2.8%
Portland General Electric Co.	2.7%

Columbia Select Small Cap Value Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Select Small Cap Value Fund
Class Name	Institutional Class
Trading Symbol	CSSZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Select Small Cap Value Fund (the Fund) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 97	0.98%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the industrials, financials and information technology sectors boosted the Fund’s relative results most during the annual period.
Allocations
| Smaller allocations to the energy and health care sectors and a larger allocation to the financials sector buoyed the Fund’s relative results during the annual period.
Individual holdings
| Positions in Stock Yards Bancorp, Inc., the holding company of financial services company Stock Yards Bank & Trust company; Kratos Defense & Security Solutions, Inc., a technology company with manufacturing concentrations in weapons and military electronics; Skyward Specialty Insurance Group, Inc., a specialty insurance company; Axos Financial, Inc., the holding company of Axos Bank, Axos Clearing LLC, and Axos Invest; and insurance company Hanover Insurance Group, Inc., were among the top relative contributors to Fund performance.
Top Performance Detractors
Stock selection

I

Selections in the energy, materials and consumer discretionary sectors hurt the Fund’s relative results during the annual period.
Allocations
| Smaller weightings to the utilities and real estate sectors and a larger allocation to the industrials sector detracted from relative results.
Individual holdings
| Fund positions in PBF Energy, Inc., owner and operator of oil refineries in the U.S.; Six Flags Entertainment Corp., the combined entity of the legacy Cedar Fair and Six Flags companies; Fluence Energy, Inc., a company providing energy storage products and cloud-based software for renewable energy; Chemours Co. LLC, a chemical solutions company, and Patterson-UTI Energy, Inc., a provider or drilling and completion services to oil and gas exploration companies, were among the top relative detractors during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	(0.63)	12.47	5.54
Russell 2000 ® Value Index	(1.14)	12.03	6.22
Russell 3000 ® Index	13.12	15.34	12.21

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 364,250,775
Holdings Count | Holdings	53
Advisory Fees Paid, Amount	$ 3,558,795
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 364,250,775
Total number of portfolio holdings	53
Management services fees (represents 0.87% of Fund average net assets)	$ 3,558,795
Portfolio turnover for the reporting period	20%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Axos Financial, Inc.	3.8%
Stock Yards Bancorp, Inc.	3.3%
MACOM Technology Solutions Holdings, Inc.	3.0%
Radian Group, Inc.	2.9%
Kontoor Brands, Inc.	2.9%
Popular, Inc.	2.9%
ATI, Inc.	2.8%
Kemper Corp.	2.8%
Hanover Insurance Group, Inc. (The)	2.8%
Portland General Electric Co.	2.7%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Axos Financial, Inc.	3.8%
Stock Yards Bancorp, Inc.	3.3%
MACOM Technology Solutions Holdings, Inc.	3.0%
Radian Group, Inc.	2.9%
Kontoor Brands, Inc.	2.9%
Popular, Inc.	2.9%
ATI, Inc.	2.8%
Kemper Corp.	2.8%
Hanover Insurance Group, Inc. (The)	2.8%
Portland General Electric Co.	2.7%

Columbia Select Small Cap Value Fund - Institutional 2 Class
Shareholder Report [Line Items]
Fund Name	Columbia Select Small Cap Value Fund
Class Name	Institutional 2 Class
Trading Symbol	SSVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Select Small Cap Value Fund (the Fund) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 91	0.92%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the industrials, financials and information technology sectors boosted the Fund’s relative results most during the annual period.
Allocations
| Smaller allocations to the energy and health care sectors and a larger allocation to the financials sector buoyed the Fund’s relative results during the annual period.
Individual holdings
| Positions in Stock Yards Bancorp, Inc., the holding company of financial services company Stock Yards Bank & Trust company; Kratos Defense & Security Solutions, Inc., a technology company with manufacturing concentrations in weapons and military electronics; Skyward Specialty Insurance Group, Inc., a specialty insurance company; Axos Financial, Inc., the holding company of Axos Bank, Axos Clearing LLC, and Axos Invest; and insurance company Hanover Insurance Group, Inc., were among the top relative contributors to Fund performance.
Top Performance Detractors
Stock selection

I

Selections in the energy, materials and consumer discretionary sectors hurt the Fund’s relative results during the annual period.
Allocations
| Smaller weightings to the utilities and real estate sectors and a larger allocation to the industrials sector detracted from relative results.
Individual holdings
| Fund positions in PBF Energy, Inc., owner and operator of oil refineries in the U.S.; Six Flags Entertainment Corp., the combined entity of the legacy Cedar Fair and Six Flags companies; Fluence Energy, Inc., a company providing energy storage products and cloud-based software for renewable energy; Chemours Co. LLC, a chemical solutions company, and Patterson-UTI Energy, Inc., a provider or drilling and completion services to oil and gas exploration companies, were among the top relative detractors during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	(0.62)	12.53	5.61
Russell 2000 ® Value Index	(1.14)	12.03	6.22
Russell 3000 ® Index	13.12	15.34	12.21

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 364,250,775
Holdings Count | Holdings	53
Advisory Fees Paid, Amount	$ 3,558,795
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 364,250,775
Total number of portfolio holdings	53
Management services fees (represents 0.87% of Fund average net assets)	$ 3,558,795
Portfolio turnover for the reporting period	20%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Axos Financial, Inc.	3.8%
Stock Yards Bancorp, Inc.	3.3%
MACOM Technology Solutions Holdings, Inc.	3.0%
Radian Group, Inc.	2.9%
Kontoor Brands, Inc.	2.9%
Popular, Inc.	2.9%
ATI, Inc.	2.8%
Kemper Corp.	2.8%
Hanover Insurance Group, Inc. (The)	2.8%
Portland General Electric Co.	2.7%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Axos Financial, Inc.	3.8%
Stock Yards Bancorp, Inc.	3.3%
MACOM Technology Solutions Holdings, Inc.	3.0%
Radian Group, Inc.	2.9%
Kontoor Brands, Inc.	2.9%
Popular, Inc.	2.9%
ATI, Inc.	2.8%
Kemper Corp.	2.8%
Hanover Insurance Group, Inc. (The)	2.8%
Portland General Electric Co.	2.7%

Columbia Select Small Cap Value Fund - Institutional 3 Class
Shareholder Report [Line Items]
Fund Name	Columbia Select Small Cap Value Fund
Class Name	Institutional 3 Class
Trading Symbol	CSSYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Select Small Cap Value Fund (the Fund) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 87	0.87%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the industrials, financials and information technology sectors boosted the Fund’s relative results most during the annual period.
Allocations
| Smaller allocations to the energy and health care sectors and a larger allocation to the financials sector buoyed the Fund’s relative results during the annual period.
Individual holdings
| Positions in Stock Yards Bancorp, Inc., the holding company of financial services company Stock Yards Bank & Trust company; Kratos Defense & Security Solutions, Inc., a technology company with manufacturing concentrations in weapons and military electronics; Skyward Specialty Insurance Group, Inc., a specialty insurance company; Axos Financial, Inc., the holding company of Axos Bank, Axos Clearing LLC, and Axos Invest; and insurance company Hanover Insurance Group, Inc., were among the top relative contributors to Fund performance.
Top Performance Detractors
Stock selection

I

Selections in the energy, materials and consumer discretionary sectors hurt the Fund’s relative results during the annual period.
Allocations
| Smaller weightings to the utilities and real estate sectors and a larger allocation to the industrials sector detracted from relative results.
Individual holdings
| Fund positions in PBF Energy, Inc., owner and operator of oil refineries in the U.S.; Six Flags Entertainment Corp., the combined entity of the legacy Cedar Fair and Six Flags companies; Fluence Energy, Inc., a company providing energy storage products and cloud-based software for renewable energy; Chemours Co. LLC, a chemical solutions company, and Patterson-UTI Energy, Inc., a provider or drilling and completion services to oil and gas exploration companies, were among the top relative detractors during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class	(0.55)	12.60	5.67
Russell 2000 ® Value Index	(1.14)	12.03	6.22
Russell 3000 ® Index	13.12	15.34	12.21

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 364,250,775
Holdings Count | Holdings	53
Advisory Fees Paid, Amount	$ 3,558,795
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 364,250,775
Total number of portfolio holdings	53
Management services fees (represents 0.87% of Fund average net assets)	$ 3,558,795
Portfolio turnover for the reporting period	20%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Axos Financial, Inc.	3.8%
Stock Yards Bancorp, Inc.	3.3%
MACOM Technology Solutions Holdings, Inc.	3.0%
Radian Group, Inc.	2.9%
Kontoor Brands, Inc.	2.9%
Popular, Inc.	2.9%
ATI, Inc.	2.8%
Kemper Corp.	2.8%
Hanover Insurance Group, Inc. (The)	2.8%
Portland General Electric Co.	2.7%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Axos Financial, Inc.	3.8%
Stock Yards Bancorp, Inc.	3.3%
MACOM Technology Solutions Holdings, Inc.	3.0%
Radian Group, Inc.	2.9%
Kontoor Brands, Inc.	2.9%
Popular, Inc.	2.9%
ATI, Inc.	2.8%
Kemper Corp.	2.8%
Hanover Insurance Group, Inc. (The)	2.8%
Portland General Electric Co.	2.7%